Stock Warrants (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 07, 2023 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Jun. 30, 2024 $ / shares shares	Mar. 28, 2024 $ / shares shares	Dec. 31, 2021 $ / shares shares
Stock warrant expense | $				$ 33,000	$ 8,385,000	$ 9,207,000	[1]	$ 8,073,000	[2]
Conversion ratio	1.00
Warrants to purchase common stock		50,000		50,000								174,102
Warrants exercise price | $ / shares		$ 1.20		$ 1.20				$ 1.00			$ 1.20	$ 0.10
Warrants outstanding	3,859,464	14,380,958	12,181,019	14,380,958	12,181,019	12,181,019,000		2,367,607,000			50,000
P I P E Warrants [Member]
Warrants outstanding						95,745
Public Warrants [Member]
Warrants to purchase common stock	11,500,000
Warrants exercise price | $ / shares	$ 11.50					$ 0.01
Warrants outstanding						11,500,000
Price per share | $ / shares						$ 18.00
Private Placement [Member]
Warrants exercise price | $ / shares	$ 11.50
Warrants outstanding	585,275					585,275
Convertible Promissory Notes Warrants [Member]
Stock warrant expense | $						$ 9,200,000		$ 8,000,000.0
2021 Service [Member]
Warrants to purchase common stock								145,746
2022 Service [Member]
Warrants to purchase common stock								294,000
Convertible Promissory Notes Warrants [Member]
Stock warrant expense | $			$ 4,300,000		$ 8,400,000
Conversion ratio	1.00
P I P E Warrants [Member]
Warrants to purchase common stock						95,744				95,745
Warrants exercise price | $ / shares										$ 10.00
Change in fair value of warrants | $		$ 0		$ 12,000
Warrants outstanding		95,744		95,744
Business Combination Warrants [Member]
Warrants to purchase common stock	585,275
Warrants exercise price | $ / shares	$ 11.50
Change in fair value of warrants | $		$ 6,000		$ 17,000
Warrant [Member]
Other expense | $						$ 0		$ 1,200,000
Warrants to acquire common stock						95,745
Warrants outstanding	543,057

[1]	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
[2]	Impact of errors related to the identification, classification and valuation of equity-classified warrants.